INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2025
INCOME TAX
Schedule of Reconciliation of Effective Tax Rate
	Year ended December 31
Reconciliation of effective tax rate	2025	2024

Net loss	$(104,366)	$(36,149)
Total income tax expense	367	65
Loss excluding income tax	(103,999)	(36,084)
Income tax recovery using the Company's domestic tax rate	(28,079)	(9,743)
Non-deductible expenses and other	398	61
Change in tax rates	–	–
Deferred income tax assets not recognized	27,314	9,617
	$(367)	$(65)

Schedule of Deferred Income Tax Assets (Liabilities)
	Year ended December 31
Deferred income tax assets (liabilities)	2025	2024

Tax losses	$2,113	$1,908
Net deferred income tax assets	2,113	1,908
Resource property/investment in Pebble Partnership	(2,113)	(1,908)
Net deferred income tax liability	$–	$–

Schedule of Taxable Temporary Differences
		Resource
Expiry	Tax losses	pools	Other
Within one year	$–	$–	$–
One to five years	–	–	357
After five years	365,708	–	–
No expiry date	39,111	93,724	84,817
Total	$404,819	$93,724	$85,174